Schedule III	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

		Reserves for
	Deferred	Future Policy
	Acquisition	Benefits and	Other Contract
	Costs	Claims Payable	Holder Funds
December 31, 2022
Retail Annuities	$13,433	$2,208	$36,253
Closed Life and Annuity Blocks	132	12,047	12,714
Institutional Products	—	—	9,019
Corporate and Other	(158)	—	—
Total	$13,407	$14,255	$57,986

December 31, 2021
Retail Annuities	$14,125	$5,977	$36,507
Closed Life and Annuity Blocks	126	12,677	13,157
Institutional Products	—	—	8,830
Corporate and Other	(5)	—	—
Total	$14,246	$18,654	$58,494

December 31, 2020
Retail Annuities	$13,739	$9,075	$38,720
Closed Life and Annuity Blocks	134	13,417	13,491
Institutional Products	—	—	11,138
Corporate and Other	24	—	—
Total	$13,897	$22,492	$63,349

(continued)

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

			Interest Credited	Deferred
			on Other	Acquisition and	Operating
		Net Investment	Contract Holder	Sales Inducements	Costs and
	Premium	Income	Funds	Amortization	Other Expenses
December 31, 2022
Retail Annuities	$10	$394	$247	$434	$2,174
Closed Life and Annuity Blocks	111	706	407	6	129
Institutional Products	—	312	201	—	5
Corporate and Other	—	55	—	12	25
Segment subtotal	121	1,467	855	452	2,333
Non-operating items (1)	(12)	1,253	—	1,291	—
Total	$109	$2,720	$855	$1,743	$2,333

December 31, 2021
Retail Annuities	$15	$686	$219	$197	$2,455
Closed Life and Annuity Blocks	119	950	420	14	181
Institutional Products	—	260	188	—	5
Corporate and Other	—	56	—	34	48
Segment subtotal	134	1,952	827	245	2,689
Non-operating items (1)	(12)	1,188	—	274	—
Total	$122	$3,140	$827	$519	$2,689

December 31, 2020
Retail Annuities	$27	$947	$469	$55	$2,172
Closed Life and Annuity Blocks	143	776	436	17	190
Institutional Products	—	355	250	—	5
Corporate and Other	—	(34)	—	20	36
Segment subtotal	170	2,044	1,155	92	2,403
Non-operating items (1)	(13)	792	138	(626)	(1,203)
Total	$157	$2,836	$1,293	$(534)	$1,200
(1) See Note 3. Segment Information for further details on the non-operating items.